GaveKal Knowledge Leaders Fund
Advisor Class (GAVAX)
Institutional Class (GAVIX)
A series of the Investment Managers Series Trust

Supplement dated June 28, 2013
To the Summary Prospectus Dated January 7, 2013

Effective July 1, 2013, the following replaces any inconsistent information in the section entitled “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee	$20	$20
Overnight check delivery fee	$15	$15
Retirement account fees (annual maintenance and full redemption requests)	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%	0.90%
Distribution (Rule 12b-1) Fee	0.25%	None
Other expenses (includes shareholder servicing fee of up to 0.15%)	0.84%	0.84%
Total annual fund operating expenses	1.99%	1.74%
Fee waiver and/or expense reimbursements	(0.49%)	(0.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements1	1.50%	1.25%

1
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class Shares of the Fund, respectively.  This agreement is in effect until December 31, 2013, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Please file this Supplement with your records.

GaveKal Knowledge Leaders Fund
Advisor Class (GAVAX)
Institutional Class (GAVIX)
A series of the Investment Managers Series Trust

Supplement dated June 28, 2013
To the Prospectus and Statement of Additional Information Dated January 1, 2013

Effective July 1, 2013, the following replaces any inconsistent information in the section entitled “Fees and Expenses of the Fund” on page 1 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire fee	$20	$20
Overnight check delivery fee	$15	$15
Retirement account fees (annual maintenance and full redemption requests)	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%	0.90%
Distribution (Rule 12b-1) Fee	0.25%	None
Other expenses (includes shareholder servicing fee of up to 0.15%)	0.84%	0.84%
Total annual fund operating expenses	1.99%	1.74%
Fee waiver and/or expense reimbursements	(0.49%)	(0.49%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements1	1.50%	1.25%

1
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class Shares of the Fund, respectively.  This agreement is in effect until December 31, 2013, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

The following section is added immediately before the section entitled “Additional Payments to Broker-Dealers and Other Financial Intermediaries” on page 9 of the Prospectus:

SHAREHOLDER SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

Shareholder Servicing Fee

The Fund may pay a fee at an annual rate of up to 0.15% of its average daily net assets to shareholder servicing agents.  Shareholder servicing agents provide administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

The following paragraph is added immediately before the section entitled “Marketing and Support Payments” on page 31of the Statement of Additional Information:

Shareholder Servicing Plan

The Board has adopted, on behalf of the Fund, a Shareholder Servicing Plan (the “Servicing Plan”) under which banks, trust companies, broker-dealers or other financial intermediaries (each, a “Service Organization”), or the Advisor, may provide certain specified shareholder services. As compensation for the provision of shareholder services, the Fund will pay a monthly fee at an annual rate of up to 0.15% of the Fund’s average daily net assets.  The Fund may pay fees under the Shareholder Servicing Plan to the Advisor as compensation for providing shareholder services or as reimbursement for arranging for the provision of shareholder services by one or more Service Organizations.  Payments by the Fund under the Shareholder Servicing Plan may be in addition to any amounts a Service Organization may receive as compensation for distribution or shareholder servicing of shares pursuant to the Rule 12b-1 Plan.

Please file this Supplement with your records.